Financial Instruments (Schedule of Statement of Fair value of Other Financial Assets and Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Level 1 [Member]
Non-current liabilities:
Debentures	€ 57,803	€ 60,518
Loans from banks and others (including current maturities)
Finance lease obligations (including current maturities)
Total fair value of other financial liabilities	57,803	60,518
Level 2 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)	66,799	45,561
Finance lease obligations (including current maturities)		4,209
Total fair value of other financial liabilities	66,799	49,770
Level 3 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)
Finance lease obligations (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	56,355	57,631
Loans from banks and others (including current maturities)	68,872	44,864
Finance lease obligations (including current maturities)		4,020
Total fair value of other financial liabilities	€ 125,227	€ 106,515
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Future cash flows by the market interest rate on the date of measurement.	Future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.5%, 3.2% and 3.9% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations[Member]
Non-current liabilities:
Valuation techniques for determining fair value		Future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value		Discount rate of Euribor+ 2.85%